Inventories - Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components:
For manufacturing of systems, net*	$ 31,409	$ 43,084
For servicing of systems	26,675	31,869
Inventory Gross	58,084	74,953
Work in process	9,933	9,189
Finished products	25,837	20,967
Inventory Net	$ 93,854	$ 105,109